Employee Benefit Plans - Components of net periodic pension benefit (cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Plans
Service cost	$ 5	$ 6	$ 7
Interest cost	16	13	15
Expected return on plan assets	(26)	(25)	(24)
Amortization of actuarial loss	2	4	2
Curtailments and settlements		(1)	4
Net periodic pension (benefit) cost	$ (3)	$ (3)	$ 4